Commitments - Additional Information (Detail) (USD $)	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
Commitments and Contingencies Disclosure [Line Items]
Rent expense under operating leases	$ 59,000,000	$ 61,000,000	$ 54,000,000
Ship Commitments
Commitments and Contingencies Disclosure [Line Items]
Ships under contract for construction	10
Aggregate passenger capacity of Ships under contract for construction	31,987
Estimated total cost of ships under contract	6,600,000,000
Payment for ships under construction	500,000,000
Anticipated payment for cost of ships due in 2012	1,800,000,000
Anticipated payment for cost of ships due in 2013	1,100,000,000
Anticipated payment for cost of ships due in 2014	1,400,000,000
Anticipated payment for cost of ships due in 2015	1,200,000,000
Anticipated payment for cost of ships due in 2016	$ 500,000,000